Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	R$ 402,477	R$ 402,477	R$ 1,250
Sales		316,174	(146,548)
Acquisitions – business combinations		(201,347)	148,323
Receipts		39,949	(66)
Fair value adjustment		43	3,066
Exchange variation	557,296
Variable consideration	183,342
Ending balance	373,954	402,477	402,477
Current		77,540	313,752
Non-current		324,937	82,700
Araucaria IV [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	4,466	4,466
Sales			(6,475)
Acquisitions – business combinations		(6,134)	3,683
Receipts		1,668
Fair value adjustment
Exchange variation
Variable consideration
Ending balance		4,466	4,466
Current		4,466	7,258
Non-current
Araucaria V [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	42,848	42,848
Sales			(16,191)
Acquisitions – business combinations		(17,532)	21,535
Receipts		2,601
Fair value adjustment
Exchange variation	27,917
Variable consideration	15,027
Ending balance	12,890	42,848	42,848
Current		16,582	37,504
Non-current		26,266
Jatoba II [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	146,953	146,953
Sales			(48,158)
Acquisitions – business combinations		(10,100)	62,466
Receipts		10,999
Fair value adjustment			2,904
Exchange variation	147,852
Variable consideration	45,152
Ending balance	102,700	146,953	146,953
Current		10,033	129,741
Non-current		136,920
Jatoba III [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	55,911	55,911
Sales			(18,530)
Acquisitions – business combinations		(3,858)	23,261
Receipts		4,279
Fair value adjustment
Exchange variation	56,332
Variable consideration	17,205
Ending balance	39,127	55,911	55,911
Current		3,744	47,384
Non-current		52,167	3,796
Jatoba IV [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	19,088	19,088
Sales			(4,882)
Acquisitions – business combinations		(6,578)	8,489
Receipts		1,733
Fair value adjustment
Exchange variation	14,243
Variable consideration	5,563
Ending balance	8,680	19,088	19,088
Current		5,033	15,481
Non-current		14,055
Jatoba V [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	40,887	40,887
Sales			(9,243)
Acquisitions – business combinations		(2,314)	17,101
Receipts		2,024
Fair value adjustment
Exchange variation	40,597
Variable consideration	19,020
Ending balance	21,577	40,887	40,887
Current		10,139	33,029
Non-current		30,748
Jatoba VI [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	38,442	38,442
Sales			(12,376)
Acquisitions – business combinations			(1,245)
Receipts		997
Fair value adjustment
Exchange variation	39,439
Variable consideration	15,873
Ending balance	23,566	38,442	38,442
Current		6,599
Non-current		31,843	52,063
Alto Taquari I [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	2,972	2,972
Sales			(3,493)
Acquisitions – business combinations		(4,023)	2,758
Receipts		1,051
Fair value adjustment			162
Exchange variation
Variable consideration
Ending balance		2,972	2,972
Current		1,489	3,545
Non-current		1,483
Alto Taquari II [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	3,780	3,780
Sales			(2,217)
Acquisitions – business combinations		(2,307)	2,443
Receipts		701
Fair value adjustment
Exchange variation	2,174
Variable consideration	2,174
Ending balance		3,780	3,780
Current		1,895	3,554
Non-current		1,885
Alto Taquari III [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	11,459	11,459
Sales			(1,085)
Acquisitions – business combinations		(1,257)	4,598
Receipts		533
Fair value adjustment
Exchange variation	10,735
Variable consideration	4,468
Ending balance	6,267	11,459	11,459
Current		940	7,946
Non-current		10,519
Alto Taquari IV [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Sales		218,426
Acquisitions – business combinations		(96,294)
Receipts		15,129
Fair value adjustment
Exchange variation	137,261
Variable consideration	40,985
Ending balance	96,276
Bananal IX [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	15,622	15,622
Sales			(7,000)
Acquisitions – business combinations		(9,800)	217
Receipts		447
Fair value adjustment
Exchange variation	6,269
Variable consideration	6,269
Ending balance		15,622	15,622
Current		9,638	22,405
Non-current		5,984
Bananal X [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	19,234	19,234
Sales			(7,500)
Acquisitions – business combinations		(20,849)	(107)
Receipts		1,615
Fair value adjustment
Exchange variation
Variable consideration
Ending balance		19,234	19,234
Current		6,167
Non-current		13,067	26,841
Fon Fon I [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	508	508	559
Sales
Acquisitions – business combinations
Receipts			(51)
Fair value adjustment		28
Exchange variation	536
Variable consideration	536
Ending balance		508	508
Current		508
Non-current
San Cayetano [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance	307	307	335
Sales
Acquisitions – business combinations
Receipts			(28)
Fair value adjustment		15
Exchange variation	322
Variable consideration	322
Ending balance		307	307
Current		307
Non-current
Rio do Meio I [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales		97,748
Acquisitions – business combinations		(20,301)
Receipts		(3,828)
Fair value adjustment
Exchange variation	73,619
Variable consideration	10,748
Ending balance	62,871
Araucaria III [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales			(5,084)
Acquisitions – business combinations			1,748
Receipts
Fair value adjustment
Ending balance
Current			3,336
Non-current
Jatoba I [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance
Sales			(3,945)
Acquisitions – business combinations			1,376
Receipts
Fair value adjustment
Ending balance
Current			2,569
Non-current
Fon Fon II [Member]
Accounts receivable and others (Details) - Schedule of total amounts sold, collected and receivables from sale of farms [Line Items]
Beginning balance			356
Sales			(369)
Acquisitions – business combinations
Receipts			13
Fair value adjustment
Ending balance
Current
Non-current